Property and Equipment, Net (Details) ¥ in Millions	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2024 JPY (¥)	Mar. 31, 2024 ft²	Mar. 31, 2024 m²	Mar. 31, 2023 JPY (¥)
Property and Equipment, Net [Abstract]
Depreciation expense	$ 1,232,611	$ 1,226,496	$ 1,217,455
Piece of land (in Square Feet)					16,165	16,165
Land carrying value	$ 2,200,000	$ 2,200,000		¥ 340.1			¥ 340.1